UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-2111
RIVERSOURCE LARGE CAP SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 7/31
Date of reporting period: 10/31

Portfolio of Investments
RiverSource Disciplined Equity Fund
Oct. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.5%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.9%)
General Dynamics	342,776	(e)	$21,492,054
Goodrich	61,508		3,342,960
ITT	54,267		2,751,337
Lockheed Martin	207,049		14,242,901
Northrop Grumman	253,953		12,730,664
Raytheon	331,717		15,020,146
Rockwell Collins	33,368	(e)	1,681,080
United Technologies	121,135	(e)	7,443,746

Total			78,704,888

Air Freight & Logistics (0.2%)
CH Robinson Worldwide	130,856	(e)	7,211,474
FedEx	35,225	(e)	2,560,505

Total			9,771,979

Auto Components (0.1%)
Goodyear Tire & Rubber	47,349	(b)	609,855
Johnson Controls	66,801		1,597,880

Total			2,207,735

Automobiles (0.5%)
Ford Motor	1,768,655	(b,e)	12,380,585
Harley-Davidson	312,011	(e)	7,775,314

Total			20,155,899

Beverages (2.5%)
Brown-Forman Cl B	63,202		3,084,890
Coca-Cola	1,275,454	(e)	67,994,452
Coca-Cola Enterprises	478,098		9,117,329
Pepsi Bottling Group	105,725		3,958,344
PepsiCo	355,921	(e)	21,551,017

Total			105,706,032

Biotechnology (1.4%)
Amgen	902,200	(b)	48,475,206
Biogen Idec	173,485	(b,e)	7,308,923
Cephalon	86,619	(b,e)	4,727,665

Total			60,511,794

Building Products (0.1%)
Masco	212,040	(e)	2,491,470

Capital Markets (5.2%)
Bank of New York Mellon	1,024,678		27,317,915

Issuer	Shares		Value(a)
E*TRADE Financial	256,004	(b,e)	373,766
Franklin Resources	87,790		9,185,468
Goldman Sachs Group	587,299		99,940,671
Morgan Stanley	2,139,340	(e)	68,715,601
State Street	295,140		12,389,977
T Rowe Price Group	28,175	(e)	1,372,968

Total			219,296,366

Chemicals (1.5%)
Air Products & Chemicals	124,593	(e)	9,609,858
CF Inds Holdings	55,426		4,614,215
Dow Chemical	1,234,131	(e)	28,977,396
Eastman Chemical	48,953	(e)	2,570,522
EI du Pont de Nemours & Co	242,645	(e)	7,720,964
PPG Inds	100,982	(e)	5,698,414
Sigma-Aldrich	56,009		2,908,547

Total			62,099,916

Commercial Banks (2.1%)
BB&T	252,384	(e)	6,034,501
Comerica	172,895	(e)	4,797,836
Fifth Third Bancorp	443,135		3,961,627
First Horizon Natl	495,095	(b,e)	5,856,964
Huntington Bancshares	363,386	(e)	1,384,501
KeyCorp	480,473	(e)	2,589,749
Marshall & Ilsley	374,203		1,990,760
PNC Financial Services Group	743,796	(e)	36,401,376
SunTrust Banks	643,996	(e)	12,306,764
Wells Fargo & Co	377,358	(e)	10,384,892

Total			85,708,970

Commercial Services & Supplies (0.2%)
Avery Dennison	94,035		3,352,348
RR Donnelley & Sons	167,553		3,364,464

Total			6,716,812

Communications Equipment (1.3%)
Cisco Systems	782,165	(b,e)	17,872,470
Motorola	730,309	(e)	6,258,748
QUALCOMM	641,655		26,570,934
Tellabs	484,597	(b)	2,917,274

Total			53,619,426

Computers & Peripherals (8.6%)
Apple	1,029,095	(b)	193,984,407
Dell	1,507,398	(b,e)	21,842,197
Hewlett-Packard	603,306	(e)	28,632,903
IBM	765,819	(d,e)	92,365,430
Lexmark Intl Cl A	281,527	(b,e)	7,178,939
NetApp	386,409	(b)	10,452,363
QLogic	15,253	(b,e)	267,538
Sun Microsystems	38,258	(b)	312,950
Western Digital	260,880	(b,e)	8,786,438

Total			363,823,165

Issuer	Shares		Value(a)
Construction & Engineering (0.1%)
Fluor	131,438		5,838,476

Consumer Finance (0.5%)
American Express	380,388		13,252,718
Capital One Financial	7,378	(e)	270,035
Discover Financial Services	177,674		2,512,310
SLM	458,905	(b,e)	4,451,379

Total			20,486,442

Distributors (0.1%)
Genuine Parts	102,631		3,591,059

Diversified Consumer Services (0.1%)
Apollo Group Cl A	95,703	(b)	5,464,641

Diversified Financial Services (5.8%)
Bank of America	7,159,098		104,379,649
CIT Group	648,889	(e)	467,200
Citigroup	8,780,214	(e)	35,911,075
IntercontinentalExchange	74,039	(b,e)	7,417,967
JPMorgan Chase & Co	2,122,376		88,651,646
KKR Financial Holdings LLC	563,202	(b)	2,579,465
NASDAQ OMX Group	114,231	(b)	2,063,012

Total			241,470,014

Diversified Telecommunication Services (3.2%)
AT&T	2,659,522	(e)	68,269,929
CenturyTel	282,917	(e)	9,183,486
Qwest Communications Intl	1,332,989	(e)	4,785,431
Verizon Communications	1,787,800	(e)	52,901,002

Total			135,139,848

Electric Utilities (1.0%)
Edison Intl	63,363		2,016,211
FirstEnergy	209,172	(e)	9,052,964
Northeast Utilities	80,618	(e)	1,858,245
Pinnacle West Capital	103,671	(e)	3,246,976
Progress Energy	197,406	(e)	7,408,647
Southern	641,172	(e)	19,998,154

Total			43,581,197

Electrical Equipment (0.2%)
Emerson Electric	214,704	(e)	8,105,076

Electronic Equipment, Instruments & Components (0.9%)
Corning	1,848,119	(e)	27,001,018
Jabil Circuit	195,377		2,614,144
Tyco Electronics	406,714	(c)	8,642,673

Total			38,257,835

Issuer	Shares		Value(a)
Energy Equipment & Services (1.9%)
Baker Hughes	288,484	(e)	12,136,522
BJ Services	367,959	(e)	7,064,813
Diamond Offshore Drilling	59,023	(e)	5,621,941
ENSCO Intl	273,162	(e)	12,508,087
FMC Technologies	71,806	(b)	3,776,996
Halliburton	182,055		5,317,827
Nabors Inds	181,396	(b,c,e)	3,778,479
Natl Oilwell Varco	407,336	(b)	16,696,702
Noble	95,253	(c)	3,880,607
Rowan Companies	84,835		1,972,414
Smith Intl	158,852	(e)	4,404,966
Weatherford Intl	100,838	(b,c)	1,767,690

Total			78,927,044

Food & Staples Retailing (2.8%)
Safeway	201,986		4,510,347
SUPERVALU	112,789	(e)	1,789,961
Walgreen	342,190		12,945,048
Wal-Mart Stores	1,783,261		88,592,407
Whole Foods Market	243,910	(b,e)	7,819,755

Total			115,657,518

Food Products (1.0%)
Archer-Daniels-Midland	785,243		23,651,520
ConAgra Foods	271,297	(e)	5,697,237
Dean Foods	206,610	(b,e)	3,766,500
Sara Lee	614,887		6,942,074

Total			40,057,331

Gas Utilities (0.2%)
Nicor	32,666		1,211,255
Questar	144,194		5,744,689

Total			6,955,944

Health Care Equipment & Supplies (0.6%)
Becton Dickinson & Co	149,705	(e)	10,233,833
CR Bard	28,179		2,115,398
Medtronic	107,077	(e)	3,822,649
St. Jude Medical	208,126	(b)	7,092,934
Varian Medical Systems	27,347	(b,e)	1,120,680

Total			24,385,494

Health Care Providers & Services (2.5%)
Aetna	390,845		10,173,695
Cardinal Health	220,263	(e)	6,242,253
CIGNA	581,895		16,199,957
Coventry Health Care	136,744	(b,e)	2,711,634
Humana	69,243	(b,e)	2,602,152
McKesson	173,145		10,168,806
Quest Diagnostics	91,156	(e)	5,098,355
UnitedHealth Group	1,471,640		38,189,058
WellPoint	256,472	(b)	11,992,631

Total			103,378,541

Issuer	Shares		Value(a)
Hotels, Restaurants & Leisure (1.0%)
Intl Game Technology	10,202	(e)	182,004
McDonald’s	324,233	(e)	19,003,296
Starbucks	1,111,106	(b,e)	21,088,792
Starwood Hotels & Resorts Worldwide	23,901	(e)	694,563
Wyndham Worldwide	133,379		2,274,112

Total			43,242,767

Household Durables (0.5%)
Black & Decker	73,876	(e)	3,488,425
DR Horton	417,504	(e)	4,575,844
Harman Intl Inds	72,907	(e)	2,742,032
KB Home	91,018	(e)	1,290,635
Lennar Cl A	225,775	(e)	2,844,765
Newell Rubbermaid	40,565	(e)	588,598
Pulte Homes	534,471	(e)	4,815,584
Whirlpool	32,039	(e)	2,293,672

Total			22,639,555

Household Products (0.2%)
Clorox	125,820		7,452,319

Independent Power Producers & Energy Traders (0.1%)
Constellation Energy Group	120,319	(e)	3,720,263

Industrial Conglomerates (2.4%)
General Electric	5,974,686	(e)	85,199,022
Textron	255,709	(e)	4,546,506
Tyco Intl	275,034	(c)	9,227,391

Total			98,972,919

Insurance (6.1%)
ACE	35,444	(b,c)	1,820,404
AFLAC	112,988		4,687,872
Allstate	2,152,225		63,641,292
American Intl Group	76,843	(b,e)	2,583,462
Aon	246,137		9,478,736
Assurant	166,592		4,986,099
Chubb	269,873	(e)	13,094,238
Cincinnati Financial	169,421	(e)	4,296,517
Genworth Financial Cl A	369,284	(b)	3,921,796
Hartford Financial Services Group	425,943	(e)	10,444,122
Lincoln Natl	397,673		9,476,548
MBIA	209,475	(b,e)	850,469
MetLife	716,099	(e)	24,368,849
Principal Financial Group	461,247	(e)	11,549,625
Progressive	778,354	(b)	12,453,664
Prudential Financial	338,859		15,326,593
Torchmark	151,338	(e)	6,144,323
Travelers Companies	981,605		48,874,112
Unum Group	120,100	(e)	2,395,995
XL Capital Cl A	210,930	(c,e)	3,461,361

Total			253,856,077

Issuer	Shares		Value(a)
Internet & Catalog Retail (0.8%)
Amazon.com	295,144	(b,e)	35,066,059

IT Services (1.1%)
Affiliated Computer Services Cl A	82,030	(b)	4,272,943
Automatic Data Processing	450,399	(e)	17,925,880
Cognizant Technology Solutions Cl A	254,886	(b)	9,851,344
Computer Sciences	154,769	(b)	7,848,336
Fiserv	91,074	(b)	4,177,564
Total System Services	17,806	(e)	284,362

Total			44,360,429

Leisure Equipment & Products (0.1%)
Eastman Kodak	497,189	(e)	1,864,459
Mattel	97,031	(e)	1,836,797

Total			3,701,256

Life Sciences Tools & Services (0.1%)
Life Technologies	105,056	(b)	4,955,492

Machinery (1.3%)
Caterpillar	210,057	(e)	11,565,738
Eaton	144,385		8,728,073
Flowserve	32,795		3,220,797
Illinois Tool Works	336,846	(e)	15,467,969
Ingersoll-Rand	456,685	(c)	14,426,679
Manitowoc	187,618	(e)	1,714,829
Terex	12,700	(b,e)	256,794

Total			55,380,879

Media (1.3%)
CBS Cl B	1,048,916	(e)	12,345,741
Gannett	510,320	(e)	5,011,342
Meredith	60,983	(e)	1,650,200
New York Times Cl A	195,273	(e)	1,556,326
News Corp Cl A	1,393,968		16,058,511
Viacom Cl B	638,366	(b,e)	17,612,518
WorldSpace Cl A	263,942	(b,e)	1,848

Total			54,236,486

Metals & Mining (1.9%)
AK Steel Holding	158,307	(e)	2,512,332
Alcoa	721,087	(e)	8,955,901
Allegheny Technologies	178,218	(e)	5,499,807
Freeport-McMoRan Copper & Gold	333,531	(b,e)	24,467,834
Newmont Mining	451,438		19,619,495
Nucor	245,576	(e)	9,786,204
Timminco	510,164	(b,c,e)	866,841
United States Steel	220,427	(e)	7,602,527

Total			79,310,941

Multiline Retail (1.0%)
Family Dollar Stores	133,249	(e)	3,770,947
JC Penney	148,632	(e)	4,924,178

Issuer	Shares		Value(a)
Kohl’s	327,862	(b,e)	18,760,263
Macy’s	320,682	(e)	5,634,383
Nordstrom	185,434	(e)	5,893,093
Sears Holdings	29,305	(b,e)	1,988,637

Total			40,971,501

Multi-Utilities (0.8%)
Consolidated Edison	182,201	(e)	7,411,937
PG&E	335,100	(e)	13,702,239
SCANA	110,481	(e)	3,738,677
Xcel Energy	345,223	(e)	6,510,906

Total			31,363,759

Office Electronics (0.1%)
Xerox	299,642		2,253,308

Oil, Gas & Consumable Fuels (10.9%)
Chevron	3,315,673	(e)	253,781,611
ConocoPhillips	1,611,113		80,845,650
Exxon Mobil	3,129		224,255
Hess	238,124		13,034,908
Marathon Oil	1,029,805		32,922,866
Murphy Oil	197,056		12,048,004
Occidental Petroleum	512,959		38,923,329
Peabody Energy	160,409		6,350,592
Pioneer Natural Resources	45,404		1,866,558
Sunoco	153,969	(e)	4,742,245
Tesoro	257,135	(e)	3,635,889
Valero Energy	666,380		12,061,478

Total			460,437,385

Paper & Forest Products (—%)
Intl Paper	16,822		375,299

Pharmaceuticals (12.5%)
Abbott Laboratories	235,279	(e)	11,898,059
Allergan	180,662		10,162,238
Bristol-Myers Squibb	934,509		20,372,296
Eli Lilly & Co	4,366	(e)	148,488
Forest Laboratories	424,458	(b)	11,744,753
Johnson & Johnson	2,599,617	(e)	153,507,384
King Pharmaceuticals	356,719	(b,e)	3,613,563
Merck & Co	1,321,578	(e)	40,876,408
Mylan	259,206	(b,e)	4,209,505
Pfizer	13,194,595	(e)	224,703,952
Schering-Plough	1,406,886		39,674,185
Watson Pharmaceuticals	46,739	(b,e)	1,608,756

Total			522,519,587

Road & Rail (0.1%)
Ryder System	79,151	(e)	3,209,573

Semiconductors & Semiconductor Equipment (2.8%)
Analog Devices	172,908	(e)	4,431,632

Issuer	Shares		Value(a)
Broadcom Cl A	495,620	(b,e)	13,188,448
Intel	3,419,393		65,344,600
MEMC Electronic Materials	186,937	(b,e)	2,321,758
Microchip Technology	10,930	(e)	261,883
Micron Technology	748,222	(b,e)	5,080,427
Natl Semiconductor	133,622	(e)	1,729,069
NVIDIA	495,478	(b,e)	5,925,917
Teradyne	33,804	(b,e)	282,939
Texas Instruments	748,107	(e)	17,543,109

Total			116,109,782

Software (3.1%)
BMC Software	25,174	(b)	935,466
Intuit	311,825	(b,e)	9,064,753
Microsoft	2,883,840	(e)	79,968,882
Oracle	1,671,395		35,266,435
Red Hat	223,506	(b)	5,768,690

Total			131,004,226

Specialty Retail (3.5%)
Abercrombie & Fitch Cl A	228,500	(e)	7,499,370
AutoNation	186,266	(b,e)	3,211,226
AutoZone	10,560	(b,e)	1,428,874
Bed Bath & Beyond	183,119	(b,e)	6,447,620
Best Buy	254,652	(e)	9,722,613
Gap	615,229		13,128,987
Home Depot	2,541,983	(d,e)	63,778,354
Limited Brands	236,424		4,161,062
Lowe’s Companies	944,955		18,492,770
Office Depot	303,688	(b,e)	1,837,312
O’Reilly Automotive	83,824	(b,e)	3,124,959
RadioShack	135,364	(e)	2,286,298
Sherwin-Williams	113,732	(e)	6,487,273
Staples	129,160	(e)	2,802,772
Tiffany & Co	11,563	(e)	454,310
TJX Companies	76,140		2,843,829

Total			147,707,629

Textiles, Apparel & Luxury Goods (0.7%)
Coach	195,031	(e)	6,430,172
Jones Apparel Group	78,330		1,401,324
Liz Claiborne	498,329	(e)	2,860,408
Nike Cl B	209,579	(e)	13,031,622
VF	58,488		4,154,988

Total			27,878,514

Thrifts & Mortgage Finance (0.2%)
Fannie Mae	1,336,093	(e)	1,442,980
Freddie Mac	794,150	(b,e)	976,805
MGIC Investment	154,094	(e)	664,145
People’s United Financial	256,662	(e)	4,114,292

Total			7,198,222

Tobacco (0.2%)
Lorillard	125,513		9,754,870

Issuer	Shares		Value(a)
Trading Companies & Distributors (—%)
Fastenal	52,695	(e)	1,817,978

Wireless Telecommunication Services (0.2%)
Sprint Nextel	2,458,359	(b)	7,276,743

Total Common Stocks (Cost: $4,478,982,280)			$4,158,884,730

Exchange Traded Funds (0.2%)

	Shares	Value(a)
Vanguard Emerging Markets ETF	195,750	$7,360,200

Total Exchange Traded Funds (Cost: $7,484,764)		$7,360,200

Equity-Linked Notes (—%)(g)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Lehman Brothers Holdings
Sr Unsecured
09-14-08	53.51%	$1,275,000	(b,h,i,j)	$137,152
10-02-08	39.50	1,275,000	(b,h,i,j)	169,820

Total Equity-Linked Notes (Cost: $2,550,000)				$306,972

Money Market Fund (0.3%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.25%	10,527,648	(f)	$10,527,648

Total Money Market Fund (Cost: $10,527,648)			$10,527,648

Investments of Cash Collateral Received for Securities on Loan (27.6%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund (3.7%)
JPMorgan Prime Money Market Fund	154,901,474	$154,901,474

	Coupon	Principal
Issuer	rate	amount	Value(a)
Asset-Backed Commercial Paper (5.2%)
Antalis US Funding
11-06-09	0.22%	$9,999,572	$9,999,572
Belmont Funding LLC
11-03-09	0.52	19,997,978	19,997,978
Cancara Asset Securitisation LLC
11-16-09	0.30	29,984,251	29,984,251
01-20-10	0.28	14,989,383	14,989,383
Ebbets Funding LLC
11-20-09	0.50	11,994,833	11,994,833
Elysian Funding LLC
11-05-09	0.45	14,998,688	14,998,688

	Coupon	Principal
Issuer	rate	amount	Value(a)
Grampian Funding LLC
11-12-09	0.35	24,991,493	24,991,493
12-01-09	0.29	14,996,133	14,996,133
Regency Markets No 1 LLC
11-06-09	0.19	14,999,446	14,999,446
Rheingold Securitization
11-03-09	0.31	10,999,526	10,999,526
12-16-09	0.38	9,991,872	9,991,872
Scaldis Capital LLC
11-19-09	0.26	9,998,050	9,998,050
Tasman Funding
11-23-09	0.26	9,997,761	9,997,761
Versailled Commercial Paper LLC
11-17-09	0.45	19,991,250	19,991,250

Total			217,930,236

Certificates of Deposit (15.0%)
Banco de Sabadell
11-02-09	0.24	10,000,000	10,000,000
Banco Espirito Santo E Comm London
11-03-09	0.29	19,999,436	19,999,436
Banco Popular Espanol
11-02-09	0.30	4,998,542	4,998,542
11-09-09	0.29	4,998,591	4,998,591
11-19-09	0.29	19,994,363	19,994,363
11-27-09	0.27	9,997,376	9,997,376
Banco Santander Madrid
01-13-10	0.32	15,000,000	15,000,000
Banco Santander NY
11-09-09	0.41	7,000,000	7,000,000
Bank of Austria
11-16-09	0.29	28,492,426	28,492,426
Bank of Tokyo UFJ London
12-21-09	0.37	20,000,264	20,000,264
01-19-10	0.30	5,000,066	5,000,066
Bayrische Hypo-Und Vereinsbank NY
02-01-10	0.43	13,000,000	13,000,000
BNP Paribas Seoul
11-06-09	0.23	20,000,000	20,000,000
Caisse de Depots et Consignment Paris
01-28-10	0.27	24,982,762	24,982,762
Caixa Geral Deposit London
11-10-09	0.47	4,994,194	4,994,194
01-08-10	0.35	5,000,000	5,000,000
Clydesdale Bank
12-01-09	0.38	9,993,565	9,993,565
12-16-09	0.30	10,000,000	10,000,000
Credit Indusrial et Comm London
11-18-09	0.37	3,000,000	3,000,000
01-13-10	0.39	25,000,000	25,000,000
Credit Industrial et Commercial
01-06-10	0.38	15,000,000	15,000,000
Danske Bank Copenhagen
11-24-09	0.32	10,000,000	10,000,000
Dexia Credit Local DU France
11-09-09	0.43	39,985,194	39,985,194
11-16-09	0.40	5,000,000	5,000,000

	Coupon	Principal
Issuer	rate	amount	Value(a)
Erste Bank
11-05-09	0.24	20,000,000	20,000,000
Fortis Bank NY
12-31-09	0.24	10,000,000	10,000,000
KBC Brussels
11-23-09	0.31	19,994,490	19,994,490
11-27-09	0.30	15,000,000	15,000,000
Mizuho Corporate Bank Sydney
11-09-09	0.35	7,997,434	7,997,434
Mizuho London
12-15-09	0.33	10,000,000	10,000,000
01-25-10	0.32	25,000,000	25,000,000
Natixis
12-08-09	0.30	14,992,379	14,992,379
12-30-09	0.30	15,000,127	15,000,127
Norinchukin Bank NY
11-20-09	0.41	20,000,000	20,000,000
NyKredit
12-18-09	0.53	10,000,000	10,000,000
01-05-10	0.45	15,000,000	15,000,000
Pohjola Bank Helsinki
01-25-10	0.46	10,000,000	10,000,000
Raiffeisen Zentralbank Oest Vienna
11-03-09	0.29	25,000,000	25,000,000
Royal Bank of Scotland London
01-22-10	0.30	14,988,134	14,988,134
Sumitomo Mitsui Banking Corp Brussels
11-19-09	0.44	27,000,000	27,000,000
01-19-10	0.34	15,000,000	15,000,000
Ulster Bank Ireland, Dublin
12-15-09	0.53	17,000,000	17,000,000
12-29-09	0.46	4,996,042	4,996,042

Total			628,405,385

Commercial Paper (1.8%)
BTM Capital
11-06-09	0.38	11,995,567	11,995,567
01-22-10	0.40	6,992,767	6,992,767
Citigroup Funding
11-09-09	0.33	19,993,583	19,993,583
11-13-09	0.30	24,992,708	24,992,708
KBC Financial Products
12-04-09	0.46	9,995,528	9,995,528

Total			73,970,153

Repurchase Agreements (1.9%)
Morgan Stanley
11-02-09	0.25	40,000,000	40,000,000
11-02-09	0.32	25,000,000	25,000,000
RBS Securities
11-02-09	0.42	12,000,000	12,000,000

Total			$77,000,000

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $1,152,207,248)			$1,152,207,248

Total Investments in Securities (Cost: $5,651,751,940)(k)			$5,329,286,798

Investments in Derivatives
Futures Contracts Outstanding at Oct. 31, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

S&P 500 Index	50	$12,912,500	Dec. 2009	$(396,423)
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated July 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Oct. 31, 2009, the value of foreign securities, excluding short term securities, represented 1.1% of net assets.

(d)	At Oct. 31, 2009, investments in securities included securities valued at $10,382,764 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e)	At Oct. 31, 2009, security was partially or fully on loan.

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Oct. 31, 2009.

(g)	Equity-Linked Notes (ELNs) are notes created by a counterparty, typically an investment bank, that may bear interest at a fixed or floating rate. At maturity, the notes must be exchanged for an amount based on the value of one or more equity securities of third party issuers or the value of an index. The exchanged value may be limited to an amount less than the actual value of the underlying stocks or value of an index at the maturity date. Any difference between the exchange amount and the original cost of the notes will be a gain or loss.

(h)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2009, the value of these securities amounted to $306,972 or 0.01% of net assets.

(i)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Oct. 31, 2009 was $306,972, representing 0.01% of net assets. Information concerning such security holdings at Oct. 31, 2009 is as follows:

	Acquisition
Security	dates	Cost

Lehman Brothers Holdings
Sr Secured
53.51% 2008	03-07-08	$1,275,000
39.50% 2008	03-26-08	1,275,000

(j)	This position is in bankruptcy.

(k)	At Oct. 31, 2009, the cost of securities for federal income tax purposes was approximately $5,651,752,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$348,576,000
Unrealized depreciation	(671,041,000)

Net unrealized depreciation	$(322,465,000)

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated July, 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2009:

	Fair value at Oct. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$4,158,884,730	$—	$—	$4,158,884,730

Total Equity Securities	4,158,884,730	—	—	4,158,884,730

Other
Exchange Traded Funds	7,360,200	—	—	7,360,200
Equity-Linked Notes	—	306,972	—	306,972
Affiliated Money Market Fund (b)	10,527,648	—	—	10,527,648
Investments of Cash Collateral Received for Securities on Loan (c)	154,901,474	997,305,774	—	1,152,207,248

Total Other	172,789,322	997,612,746	—	1,170,402,068

Investments in Securities	4,331,674,052	997,612,746	—	5,329,286,798
Other Financial Instruments (d)	(396,423)	—	—	(396,423)

Total	$4,331,277,629	$997,612,746	$—	$5,328,890,375

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Oct. 31, 2009.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Large Cap Series, Inc.

By	/s/ Patrick T. Bannigan

Patrick T. Bannigan
President and Principal Executive Officer

Date	December 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan

Patrick T. Bannigan
President and Principal Executive Officer

Date	December 29, 2009

By	/s/ Jeffrey P. Fox

Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	December 29, 2009